DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Direct Operating Costs [Abstract]
Depreciation and amortization expense		$ 2,036	$ 1,705	$ 1,214
Compensation		1,517	1,284	674
Fuel, transportation and distribution costs		1,514	1,291	929
Cost of inventory		1,308	706	463
Utilities		409	171	72
Other direct operating costs		1,463	1,391	1,257
Total	[1]	$ 8,247	$ 6,548	$ 4,609

[1]	During the fourth quarter of 2021, the partnership reclassified $2,036 million of depreciation and amortization expenses, which were previously presented as a separate line item, to direct operating costs. Prior period amounts were also adjusted to reflect this change, which resulted in an increase to direct operating costs by $1,705 million and $1,214 million for years ended December 31, 2020 and 2019, respectively, with equal and offsetting decreases to depreciation and amortization expense. This reclassification had no impact on revenues, net income, or basic and diluted earnings per limited partner unit.